UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR/A
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07584
Rydex Series Funds
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010
*Explanatory Note
The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2010, originally filed with the Securities and Exchange Commission on December 8, 2010 (Accession Number 0000950123-10-111634) to amend Item 1 “Reports to Stockholders.” The purpose of this amendment is to supplement the Semi-Annual Shareholder Reports for the Rydex Series Funds.
Items 1 (supplemented further herein), and 2 through 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on December 8, 2010 (Accession Number 0000950123-10-111634).

RYDEX SERIES FUNDS
Supplement dated July 22, 2011
to the Semi-Annual Report to Shareholders dated September 30, 2010 (“Semi-Annual Report”)
This Supplement provides new and additional information beyond that contained in the above-dated Semi-Annual Report for the Rydex Series Funds (the “Fund”) and should be read in conjunction with the Semi-Annual Report.
Board Considerations in Approving the Investment Advisory and Investment Sub-Advisory Agreements
At in-person meetings of the Trust’s Board of Trustees held May 19, 2010 with respect to the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund, and Long Short Treasury Fund, and August 25, 2010 with respect to Emerging Markets 2X Strategy Fund and Inverse Emerging Markets 2X Strategy Fund, called for the purpose of, among other things, voting on the approval of an amended investment advisory agreement applicable to those series of the Trust (collectively, the “Funds”), the Trust’s Board of Trustees, including the Independent Trustees, unanimously approved the amended investment advisory agreement between the Trust and Rydex Advisors, LLC (referred to herein as “Rydex”). At an in-person meeting of the Trust’s Board of Trustees held June 6, 2010, called for the purpose of, among other things, voting on the approval of a new investment sub-advisory agreement applicable to the Long Short Treasury Fund, the Trust’s Board of Trustees, including the Independent Trustees, unanimously approved the new investment sub-advisory agreement between Rydex and American Independence Financial Services, LLC (“AIFS”) with respect to the Long Short Treasury Fund. In reaching the conclusion to approve the investment advisory and investment sub-advisory agreements, the Trustees requested and obtained from Rydex such information as the Trustees deemed reasonably necessary to evaluate the proposed agreements. The Trustees carefully evaluated this information and were advised by legal counsel with respect to their deliberations.
In considering the approval of the investment advisory and investment sub-advisory agreements, the Independent Trustees evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by Rydex and the investment sub-advisor; (2) the investment performance of the Funds; (3) the costs of services to be provided by Rydex; (4) a comparison of each Fund’s expense ratios and those of similarly situated funds; (5) the quality of the presentation made by AIFS; (6) the results of an onsite due diligence review of AIFS; and (7) other factors the Board deemed to be relevant. The Board also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Trustees by their independent legal counsel and the Trustees’ own business judgment, to be relevant. Following its review, the Trust’s Board determined that the investment advisory agreement and investment sub-advisory agreement would enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable and in the best interests of shareholders. Accordingly, the Trustees, including the Independent Trustees, unanimously approved the investment advisory and investment sub-advisory agreement based upon the following considerations, among others:
•	The nature, extent and quality of the advisory services to be provided. The Board of Trustees concluded that Rydex and the investment sub-advisor are capable of providing high quality services to the Funds, as indicated by the nature and quality of services provided by Rydex in the past and the experience of the investment sub-adviser in providing investment advisory services to mutual funds, Rydex’s management capabilities demonstrated with respect to the Funds and other mutual funds managed by Rydex, the professional qualifications and experience of Rydex and the investment sub-adviser, and Rydex’s investment and management oversight processes. The Trustees also determined that Rydex proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	The investment performance of the Advisors. The Trustees considered Rydex’s past performance and experience with index replication and considered the investment sub-adviser’s historical performance in approving the appointment of Rydex and the investment sub-adviser.

•	The cost of advisory services provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by Rydex for investment advisory and other services, and the estimated profitability of Rydex’s relationship with the Funds, the Board concluded that the level of investment advisory fees and Rydex’s profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and Rydex and its affiliates. The Trustees determined that the advisory fees, sub-investment advisory fee, and estimated overall expense ratio of each Fund are competitive with industry medians, particularly with respect to mutual funds of comparable size. With respect to the sub-investment advisory fee, the Board considered that the fee was negotiated in an arm’s length transaction.

•	Whether the advisory fees reflect economies of scale. The Trustees concluded that the consideration of economies of scale was not appropriate at the present time since the funds were new and as yet had no assets.
On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the investment advisory and investment sub-advisory agreement for the Funds were reasonable, and that approval of the investment advisory and investment sub-advisory agreement were in the best interests of the Funds.
     You may obtain a copy of the Fund’s Semi-Annual Report free of charge, upon request, by calling toll-free 1-800-820-0888, by visiting the Fund’s website at http://www.rydex-sgi.com/service/prospectuses_reports.shtml, or by writing to Rydex Distributors, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Series Funds

By:	/s/ Richard Goldman Richard Goldman, President

Date: August 5, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Goldman Richard Goldman, President

Date: August 5, 2011

By:	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President and Treasurer

Date: August 5, 2011